Warrants - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Shares, Outstanding Beginning Balance	372,421	2,002,719	1,212,715
Shares, Granted		7,950,000	1,290,006
Shares, Exercised		(9,036,965)
Shares, Expired/Cancelled		(543,333)	(500,002)
Shares, Outstanding Ending Balance	372,421	372,421	2,002,719
Shares, Exercisable Balance	372,421	372,421
Weighted Average Exercise Price, Beginning Balance	$ 2.79	$ 3.50	$ 3.70
Weighted Average Exercise Price, Granted		0.17	3.19
Weighted Average Exercise Price, Exercised		0.58
Weighted Average Exercise Price, Expired/Cancelled		3.46
Weighted Average Exercise Price, Ending Balance	2.79	2.79	$ 3.50
Weighted Average Exercise Price, Exercisable Balance	$ 2.79	$ 2.79